Restructuring - Costs Included in Selling, General & Administrative expenses on Consolidated Statements of Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 88.3	$ 103.2	$ 48.7
Severance and related costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	58.9	81.5	43.4
Other
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 29.4	$ 21.7	$ 5.3